Vanguard New York Long-Term Tax-Exempt Fund Average Annual Total Returns - Retail Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg NY Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.69%	0.81%	2.20%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	0.80%	2.34%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.78%	0.88%	2.46%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.78%	0.84%	2.38%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.72%	1.35%	2.58%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.84%	0.95%	2.55%